Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011 Senior Credit Facilities	Jun. 30, 2012 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Jun. 30, 2012 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Jun. 30, 2012 11% Senior Notes Due December 31, 2019 Senior Notes	Dec. 31, 2011 11% Senior Notes Due December 31, 2019 Senior Notes	Jun. 30, 2012 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2011 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2010 First Lien Term Loan Facility, Due November 16, 2013 Predecessor Prior Credit Facilities	Dec. 31, 2010 Second Lien Term Loan Facility, Due May 16, 2014 Predecessor Prior Credit Facilities	Dec. 31, 2010 Incremental Borrowing On First Lien Term Loan Facility, Due November 16, 2013 Predecessor Prior Credit Facilities
Line of Credit Facility [Line Items]
Long-term debt, face amount	$ 52,500	$ 1,301,000	$ 1,224,000	$ 125,000	$ 125,000	$ 375,000	$ 375,000	$ 375,000	$ 375,000	$ 755,000	$ 170,000	$ 100,000
Long-term debt, stated interest rate						11.00%	11.00%	11.25%	11.25%
Long-term debt, due date		November 2, 2018	November 2, 2018	November 2, 2016	November 2, 2016	December 31, 2019	December 31, 2019	December 31, 2020	December 31, 2020	November 16, 2013	May 16, 2014	November 16, 2013
Long-term debt, unamortized discount		$ 34,828	$ 38,160			$ 8,893	$ 9,257	$ 10,774	$ 11,134	$ 28,628	$ 12,136	$ 1,866
Long-term debt, effective interest rate		5.82%	7.79%			11.53%	11.53%	11.86%	11.86%